Note 9 - Deposits - Scheduled Maturities of Time Deposits that Meet or Exceed FDIC Insurance Limit (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Within three months, amount	$ 9,807
Within three months, percent	19.26%
Beyond three but within six months, amount	$ 5,094
Beyond three but within six months, percent	10.00%
Beyond six but within twelve months, amount	$ 11,166
Beyond six but within twelve months, percent	21.93%
Beyond one year, amount	$ 24,850
Beyond one year, percent	48.81%
Total, amount	$ 50,917	$ 33,400
Total, percent	100.00%